Prepayment for property, plant and equipment (Details Narrative) $ in Millions	12 Months Ended
Sep. 30, 2023 USD ($)
Prepayment for property, plant and equipment
Prepayment for property, plant and equipment	$ 3.6
Contractual obligations paid	$ 0.2